Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial Assets [Abstract]
Loans and advances to banks	£ 7,067	£ 8,810
Loans and advances to customers	435,310	433,124
Reverse repurchase agreements	42,273	32,751
Debt securities	12,619	12,546
Due from fellow Lloyds Banking Group undertakings	789	840
Financial assets at amortised cost	498,058	488,071
Financial Liabilities [Abstract]
Deposits from banks	2,973	3,557
Customer deposits	446,165	441,953
Repurchase agreements	37,848	37,702
Due to fellow Lloyds Banking Group undertakings	5,168	2,932
Debt securities in issue at amortised cost	48,725	52,449
Subordinated liabilities	6,764	6,935
Gross carrying amount
Financial Assets [Abstract]
Loans and advances to banks	7,067	8,810
Loans and advances to customers	435,310	433,124
Reverse repurchase agreements	42,273	32,751
Debt securities	12,619	12,546
Due from fellow Lloyds Banking Group undertakings	789	840
Financial assets at amortised cost	498,058	488,071
Financial Liabilities [Abstract]
Deposits from banks	2,973	3,557
Customer deposits	446,165	441,953
Repurchase agreements	37,848	37,702
Due to fellow Lloyds Banking Group undertakings	5,168	2,932
Debt securities in issue at amortised cost	48,725	52,449
Subordinated liabilities	6,764	6,935
Fair value
Financial Assets [Abstract]
Loans and advances to banks	7,067	8,810
Loans and advances to customers	429,131	423,183
Reverse repurchase agreements	42,273	32,751
Debt securities	12,110	12,506
Due from fellow Lloyds Banking Group undertakings	789	840
Financial assets at amortised cost	491,370	478,090
Financial Liabilities [Abstract]
Deposits from banks	2,965	3,557
Customer deposits	446,802	442,391
Repurchase agreements	37,848	37,702
Due to fellow Lloyds Banking Group undertakings	5,168	2,932
Debt securities in issue at amortised cost	48,681	52,243
Subordinated liabilities	£ 6,880	£ 7,160